SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
Disclosure of geographical segments
The following table summarises revenue from external customers by geography, which is based on the origin of the sale:

	Year ended
	31 December 2020	31 December 2019	31 December 2018
Revenue:	€ million	€ million	€ million
Iberia(A)	2,173	2,784	2,670
Germany	2,270	2,432	2,335
Great Britain	2,203	2,412	2,280
France(B)	1,709	1,897	1,775
Belgium/Luxembourg	892	1,002	983
Netherlands	529	602	580
Norway	423	437	439
Sweden	337	366	365
Iceland	70	85	91
Total	10,606	12,017	11,518
The following table summarises non-current assets, other than financial instruments and deferred tax assets, by geography:

	31 December 2020	31 December 2019
Assets:	€ million	€ million
Iberia(A)	6,696	6,797
Germany	3,138	3,216
Great Britain	2,432	2,587
France(B)	920	922
Belgium/Luxembourg	621	656
Netherlands	441	457
Sweden	396	396
Norway	233	261
Iceland	31	36
Other unallocated	220	224
Total	15,128	15,552
(A) Iberia refers to Spain, Portugal and Andorra.
(B) France refers to continental France and Monaco.